OPERATING LEASES - Narrative (Details)	1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Feb. 28, 2022 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2022 USD ($) vessel lease	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) lease vessel	Dec. 31, 2019 USD ($) lease_renewal T	Dec. 31, 2015 USD ($) vessel
Lessee, Lease, Description [Line Items]
Variable lease expense			$ 900,000	$ 1,200,000
Additions			9,484,000
Service element, under ship operating expense			7,500,000	10,300,000
Operating lease, impairment loss			0
Future minimum rental payments			36,816,000
Charter hire expense minimum rentals			34,900,000	37,200,000
Short term lease			26,200,000	41,000,000
Payments			$ 25,800,000	$ 40,300,000
Weighted average discount rate, percent			4.81%	5.14%
Weighted average remaining lease term			4 years	4 years 10 months 24 days
Vessels leased out, fixed rate time charter | vessel			6		8
Number of vessels leased out index linked time charters | vessel			27		26
Number of vessels leased out | vessel			33		34
Minimum
Lessee, Lease, Description [Line Items]
Term of contract				1 year
Maximum
Lessee, Lease, Description [Line Items]
Term of contract				10 years
General and Administrative Expense
Lessee, Lease, Description [Line Items]
Ship operating expenses			$ 300,000	$ 300,000
MV Admiral Schmidt and Vitus Bering
Lessee, Lease, Description [Line Items]
Profit share				200,000
Golden Hawk Lease
Lessee, Lease, Description [Line Items]
Daily time charter rate	$ 13,200
Daily charter rate, extension					$ 13,700
Maximum amount of reimbursement paid				1,500,000
Maximum amount of reimbursement payable					1,750,000
Additions			0
Operating lease, impairment loss			0
MV Admiral Schmidt and Vitus Bering
Lessee, Lease, Description [Line Items]
Daily time charter rate						$ 9,000
Vessels' deadweight capacity | T						104,550
Term of contract						3 years
Number of annual lease renewals | lease_renewal						4
Office Leases
Lessee, Lease, Description [Line Items]
Additions			0
Operating lease, impairment loss			0
Future minimum rental payments			$ 1,900,000	2,200,000
Vessels leased to third parties
Lessee, Lease, Description [Line Items]
Number of vessels sold and leased back | vessel			3
Vessels leased out to third parties			$ 1,668,900,000		1,637,300,000
Accumulated depreciation			$ 330,000,000		$ 308,100,000
SFL Leases
Lessee, Lease, Description [Line Items]
Number of vessels sold and leased back | vessel			1
Number of vessels reclassified as finance leases | vessel			7
Daily time charter rate			$ 19,135
Variable interest rate level							0.10%
Variable lease expense			900,000	1,200,000
Purchase option net of sellers credit			$ 112,000,000
Charter term, extension			3 years
Daily charter rate, extension			$ 14,900
SFL Leases | KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum
Lessee, Lease, Description [Line Items]
Number of vessels sold and leased back | vessel			8				8
Number of operating leases | lease			2		2
Number of leased vessels under operating leases | vessel			1
Aggregate price sold en-bloc							$ 272,000,000
Duration of time charter							10 years
Daily time charter rate							$ 17,600
Daily operating expenses rate							7,000
Daily time charter rate		$ 14,900					$ 14,900
Profit share percentage (percent)							33.00%
Base LIBOR rate (percent)			0.40%
Daily time charter rate, adjusted							$ 50
Charter term, contractual							7 years
Daily time charter rate, adjusted							$ 25
Charter term, contractual							3 years
Operating leases average daily rate			$ 17,695
Profit share			$ 1,500,000	$ 1,200,000
Purchase option net of sellers credit		$ 112,000,000					$ 112,000,000
Purchase option timing from lease inception							10 years
Charter term, extension							3 years
Daily charter rate, extension							$ 14,900
Total minimum lease period							13 years